EMPLOYEE FUTURE BENEFITS (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Plans, Defined Benefit [Member]
2015	27.5
2016	27.2
2017	26.0
2018	24.6
2019	23.8
2020 - 2023	107.6
Other Benefit Plans [Member]
2015	6.5
2016	6.9
2017	7.2
2018	7.6
2019	8.0
2020 - 2023	46.3